Intangible asset – Application Development Costs	12 Months Ended
Jun. 30, 2022
Disclosure Of Intangible Assets Text Block Abstract
Intangible asset – Application Development Costs
Note 13	Intangible asset – Application Development Costs

	2022	2021
	A$	A$
Balance at the start of the financial year	1,215,915	1,373,492
Application development costs incurred during the year	-	78,279
Amortisation	(243,183)	(235,856)
Balance at the end of the financial year	972,732	1,215,915

The recoupment of costs carried forward in relation to intangible assets is dependent upon the successful development or commercial exploitation or sale of the application technology.